FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: Dezember 31, 2012


Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):	[ ] is a restatement.
        				[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	Investmentaktiengesellschaft fuer langfristige Investoren TGV
Address: Ruengsdorfer Strasse 2e
        53173 Bonn (Germany)


Form 13F File Number:  28-____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Janine Fitzenreiter
Title:	person vested with general commercial power of representation
Phone:	 0049-228-368840


Signature, Place, and Date of Signing:

Janine Fitzenreiter 	Sankt Augustin, Germany		02/13/2013
(Signature)		(City, State)			(Date)


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 2
Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $ 117.907 (thousands)


List of Other Included Managers:

No. Form 13F File Number	Name
01	28-1222			Tweedy, Browne Company LLC
02	28-			Fiducia Treuhand AG

<Tablet>
FORM 13F Information Table

Name			Title				Value	SHRS or	SH/	Put/	Investment	Other	Voting
of			of				(x1000)		PRN	Call				Authority
Issuer			Class		CUSIP			Prn Amt			Discretion	Manager	Sole	Shared	None



3M CO			COM		88579Y101	206	2215	SH		Defined		1	2215	0	0
ABB LTD			Sponsored ADR	000375204	712	34250	SH		Defined		2	34250	0	0
ABBOTT LABS		COM		002824100	917	14000	SH		Defined		2	14000	0	0
AMERICAN NATL		COM		028591105	116	1700	SH		Defined		1	1700	0	0
BAIDU			SPON ADR REP A	056752108	1304	13000	SH		Def		2	13000	0	0
BAXTER INTL		COM		071813109	231	3465	SH		Defined		1	3465	0	0
BERKSHIRE HATHA		CL A		084670108	4692	35	SH		Defined		2	35	0	0
BERKSHIRE HATHA		CL A		084670108	61802	461	SH		Sole			461	0	0
BERKSHIRE HATHA		CL A		084670108	1072	8	SH		Defined		2	8	0	0
BERKSHIRE HATHA		CL A		084670108	268	2	SH		Defined		1	2	0	0
BERKSHIRE HATHA		CL B NEW	084670702	2727	30400	SH		Sole			30400	0	0
BERKSHIRE HATHA		CL B NEW	084670702	124	1380	SH		Defined		1	1380	0	0
BIGLARI HLDGS INC	COM		08986R101	356	913	SH		Defined		2	913	0	0
BANK NY ME		COM		064058100	402	15630	SH		Defined		1	15630	0	0
BROOKF			CL A LTD VT SH	112585104	1103	30100	SH		Defined		2	30100	0	0
CISCO SYS INC		COM		17275R102	983	50000	SH		Defined		2	50000	0	0
CISCO SYS INC		COM		17275R102	337	17150	SH		Defined		1	17150	0	0
COLFAX CORP		COM		194014106	670	16600	SH		Defined		2	16600	0	0
CONOCOPHILLIPS		COM		20825C104	161	2775	SH		Defined		1	2775	0	0
DANAHER CORP DEL	COM		235851102	615	11000	SH		Defined		2	11000	0	0
DEVON ENERGY CORP	COM		25179M103	378	7260	SH		Defined		1	7260	0	0
DOLBY LABORATOR		COM		25659T107	8799	300000	SH		Sole			300000	0	0
EMERSON ELEC CO		COM		291011104	198	3745	SH		Defined		1	3745	0	0
GENERAL ELECT		COM		369604103	1396	66500	SH		Defined		2	66500	0	0
GOOGLE INC		CL A		38259P508	4244	6000	SH		Defined		2	6000	0	0
GOOGLE INC		CL A		38259P508	17685	25000	SH		Sole			25000	0	0
GOOGLE INC		CL A		38259P508	159	225	SH		Defined		1	225	0	0
HALLIBURTON CO		COM		406216101	159	4585	SH		Defined		1	4585	0	0
SCHEIN HENRY INC	COM		806407102	153	1905	SH		Defined		1	1905	0	0
JOHNSON & JOHNSON	COM		478160104	149	2120	SH		Defined		1	2120	0	0
JPMORGAN CHASE		COM		46625H100	939	21350	SH		Defined		2	21350	0	0
LEUCADIA NATL 		COM		527288104	1052	44200	SH		Defined		2	44200	0	0
MARKEL CORP		COM		570535104	1008	2325	SH		Defined		2	2325	0	0
MORNINGSTAR INC		COM		617700109	126	2000	SH		Sole			2000	0	0
NORFOLK SOUTH		COM		655844108	107	1730	SH		Defined		1	1730	0	0
PHILIP MORRIS INTL	COM		718172109	218	2610	SH		Defined		1	2610	0	0
PHILLIPS 66		COM		718546104	74	1387	SH		Defined		1	1387	0	0
ST JOE CO		COM		790148100	972	42100	SH		Defined		2	42100	0	0
UNIFIRST CORP MASS	COM		904708104	321	4380	SH		Defined		1	4380	0	0
WELLS FARGO		COM		949746101	359	10515	SH		Defined		1	10515	0	0
WELLS			*W EXP 10/28/201949746119	616	61600	SH		Defined		2	61600	0	0
</Tablet>